Schedule of lease costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease costs	$ 644,730	$ 1,123,046
Short-term lease costs	82,596	141,889
Depreciation
Interest on finance lease liabilities
Total lease costs	$ 727,326	$ 1,264,935